GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
China – 93.2%
395,576	Alibaba Group Holding Ltd. (Retailing)*	$ 4,447,646
50,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	559,351
3,500	Baidu, Inc. ADR (Media & Entertainment)*	477,995
107,550	Baidu, Inc., Class A (Media & Entertainment)*	1,858,938
496,841	Bank of Ningbo Co. Ltd., Class A (Banks)	2,300,506
65,500	Beijing Easpring Material Technology Co. Ltd., Class A (Capital Goods)	932,478
299,400	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	829,019
494,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	433,769
358,000	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	575,149
383,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,779,416
97,700	China Merchants Bank Co. Ltd., Class A (Banks)	508,244
500,500	China Merchants Bank Co. Ltd., Class H (Banks)	2,704,351
69,700	China Vanke Co. Ltd., Class H (Real Estate)	132,575
259,400	China Yangtze Power Co. Ltd., Class A (Utilities)	918,488
1,830,040	CIFI Holdings Group Co. Ltd. (Real Estate)	497,025
784,500	CITIC Securities Co. Ltd., Class H (Diversified Financials)	1,613,078
48,798	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)*	3,699,980
373,276	East Money Information Co. Ltd., Class A (Diversified Financials)	1,233,755
54,500	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	748,733
1,091,666	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	957,196
97,720	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	883,611
38,246	H World Group Ltd. ADR (Consumer Services)	1,466,734
227,674	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	955,197

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
30,700	Hangzhou Tigermed Consulting Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	$ 318,868
14,000	Helens International Holdings Co. Ltd. (Consumer Services)*	26,630
181,594	Hongfa Technology Co. Ltd., Class A (Capital Goods)	1,105,988
1,228,000	Industrial & Commercial Bank of China Ltd., Class H (Banks)	649,229
472,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)	1,027,016
91,928	Juewei Food Co. Ltd., Class A (Food, Beverage & Tobacco)	712,436
435,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	939,219
155,000	Kuaishou Technology (Media & Entertainment)*(a)	1,558,440
18,819	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	5,291,128
132,400	Li Auto, Inc., Class A (Automobiles & Components)*(b)	2,137,964
145,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	1,176,187
228,674	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	1,150,948
201,400	Meituan, Class B (Retailing)*(a)	4,518,077
60,500	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	493,442
424,000	Minth Group Ltd. (Automobiles & Components)	1,133,453
139,085	NetEase, Inc. (Media & Entertainment)	2,601,831
342,760	Ping An Bank Co. Ltd., Class A (Banks)	644,906
293,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	1,724,911
47,915	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	493,852
79,000	SF Holding Co. Ltd., Class A (Transportation)	583,984
22,500	SG Micro Corp., Class A (Semiconductors & Semiconductor Equipment)	537,041
110,300	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	466,963

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
32,800	Shanghai Milkground Food Tech Co. Ltd., Class A (Food, Beverage & Tobacco)*	$ 183,520
50,998	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	535,497
192,978	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	1,891,447
62,720	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	310,320
24,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	1,069,565
58,900	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	619,520
104,112	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	1,914,636
65,900	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	891,535
150,800	Tencent Holdings Ltd. (Media & Entertainment)	5,828,241
156,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	1,523,823
45,400	Wanhua Chemical Group Co. Ltd., Class A (Materials)	563,770
742,000	Weimob, Inc. (Software & Services)*(a)	387,283
38,518	Will Semiconductor Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	601,867
85,328	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,033,679
207,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,986,214
77,146	XPeng, Inc., Class A (Automobiles & Components)*	936,674
157,878	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	840,443
478,370	Yunnan Aluminium Co. Ltd., Class A (Materials)	713,432
38,220	Yunnan Energy New Material Co. Ltd., Class A (Materials)	1,212,426

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
224,419	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	$ 1,082,364
36,580	ZTO Express Cayman, Inc. ADR (Transportation)	936,082

		84,868,085

Hong Kong – 4.3%
121,000	AIA Group Ltd. (Insurance)	1,215,645
57,000	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	454,155
14,901	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	683,814
1,699,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	985,273
49,500	Techtronic Industries Co. Ltd. (Capital Goods)	549,283

		3,888,170

Taiwan – 1.1%
43,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	990,723

TOTAL COMMON STOCKS (Cost $98,258,572)		$89,746,978

Shares		Dividend Rate	Value

Investment Company – 0.3%(c)
267,870	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.062%	$ 267,870
(Cost $267,870)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $98,526,442)			$90,014,848

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
964,990	2.062%	$ 964,990
(Cost $964,990)

TOTAL INVESTMENTS – 100.0% (Cost $99,491,432)		$90,979,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		61,622

NET ASSETS – 100.0%		$91,041,460

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

Sector	% of Market Value

Consumer Discretionary	22.3%
Communication Services	14.6
Financials	14.6
Industrials	14.0
Consumer Staples	11.8
Health Care	6.8
Information Technology	6.5
Materials	4.8
Utilities	1.6
Energy	0.9
Real Estate	0.7
Investment Company	0.3
Securities Lending Reinvestment Vehicle	1.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Brazil – 2.8%
10,721,261	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)	$ 6,216,305
425,342	Banco Bradesco SA ADR (Banks)	1,412,135
11,954,979	Caixa Seguridade Participacoes SA (Insurance)	17,213,543
12,545,300	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)(a)	14,935,747
36,022	MercadoLibre, Inc. (Retailing)*	29,311,462
2,259,386	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	14,143,815
2,122,900	Sao Martinho SA (Food, Beverage & Tobacco)	14,372,584

		97,605,591

China – 30.4%
425,596	Alibaba Group Holding Ltd. ADR (Retailing)*	38,035,515
1,285,356	Alibaba Group Holding Ltd. (Retailing)*	14,451,860
1,901,800	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	20,940,445
353,534	Baidu, Inc. ADR (Media & Entertainment)*	48,282,138
1,754,003	Beijing Easpring Material Technology Co. Ltd., Class A (Capital Goods)	24,970,531
5,613,600	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	15,543,698
15,444,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	13,560,992
7,390,000	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	11,872,486
7,094,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	32,958,687
10,919,500	China Merchants Bank Co. Ltd., Class H (Banks)	59,001,331
524,155	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)*	39,742,680
862,267	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	11,846,013
2,798,600	ENN Energy Holdings Ltd. (Utilities)	45,652,437
4,096,884	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	17,188,305

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,758,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)(b)	$ 12,528,723
2,389,900	Kuaishou Technology (Media & Entertainment)*(a)	24,029,130
272,621	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	76,649,804
664,772	Li Auto, Inc. ADR (Automobiles & Components)*	21,831,112
4,111,311	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	20,692,804
3,015,700	Meituan, Class B (Retailing)*(a)	67,652,264
5,694,000	Minth Group Ltd. (Automobiles & Components)	15,221,419
1,529,300	NetEase, Inc. (Media & Entertainment)	28,608,264
6,016,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	35,359,206
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	4,561,600
1,050,414	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	10,826,446
3,138,838	SF Holding Co. Ltd., Class A (Transportation)	23,202,911
4,624,600	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	19,578,568
1,770,100	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	18,618,196
945,988	Silergy Corp. (Semiconductors & Semiconductor Equipment)	17,703,568
1,864,341	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	34,285,521
1,313,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	17,768,468
4,176,400	Tencent Holdings Ltd. (Media & Entertainment)	161,412,896
1,634,794	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	19,804,195
13,028,392	Yunnan Aluminium Co. Ltd., Class A (Materials)	19,430,295
4,901,803	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	23,641,213

		1,067,453,721

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Egypt – 0.8%
10,032,146	Commercial International Bank Egypt SAE (Banks)	$ 20,121,138
9,117,564	E-Finance for Digital & Financial Investments (Software & Services)	6,608,280

		26,729,418

Greece – 1.4%
1,336,217	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	4,506,340
1,191,399	JUMBO SA (Retailing)	18,472,398
4,892,940	National Bank of Greece SA (Banks)*	15,328,620
1,557,836	Sarantis SA (Household & Personal Products)	10,986,088

		49,293,446

Hong Kong – 3.4%
4,571,000	AIA Group Ltd. (Insurance)	45,923,239
788,413	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	36,180,633
40,137,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	23,269,432
1,359,000	Techtronic Industries Co. Ltd. (Capital Goods)	15,080,320

		120,453,624

India – 15.5%
515,099	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	16,276,017
390,686	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	21,013,374
529,897	Cartrade Tech Ltd. (Retailing)*	4,690,540
253,349	Coforge Ltd. (Software & Services)	12,696,425
652,062	Computer Age Management Services Ltd. (Software & Services)	20,310,791
3,611,174	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	18,025,526
1,957,250	Delhivery Ltd. (Transportation)*	15,680,471
694,240	FSN E-Commerce Ventures Ltd. (Retailing)*	12,319,422
1,678,949	Godrej Properties Ltd. (Real Estate)*	32,074,472
1,743,619	HDFC Bank Ltd. (Banks)	31,840,351

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
5,514,888	ICICI Bank Ltd. (Banks)*	$ 57,359,000
1,191,523	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	18,394,153
283,670	Info Edge India Ltd. (Media & Entertainment)	15,586,513
2,629,988	Infosys Ltd. (Software & Services)	51,590,438
663,903	Navin Fluorine International Ltd. (Materials)	36,842,850
822,338	Reliance Industries Ltd. (Energy)*	26,153,914
1,148,289	Route Mobile Ltd. (Software & Services)	20,401,481
1,428,231	SBI Life Insurance Co. Ltd. (Insurance)(a)	23,396,728
2,647,076	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	19,100,718
2,370,134	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	28,269,101
3,186,877	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	32,723,735
399,315	TeamLease Services Ltd. (Commercial & Professional Services)*	17,654,670
22,016,048	Zomato Ltd. (Retailing)*	13,086,123

		545,486,813

Indonesia – 3.7%
68,286,100	Bank BTPN Syariah Tbk PT (Banks)	12,956,348
129,939,200	Bank Central Asia Tbk PT (Banks)	64,613,592
224,029,600	BFI Finance Indonesia Tbk PT (Diversified Financials)	17,872,803
43,002,100	Cisarua Mountain Dairy PT TBK (Food, Beverage & Tobacco)	12,959,338
30,019,800	Map Aktif Adiperkasa PT (Retailing)*	6,565,695
300,456,400	Pakuwon Jati Tbk PT (Real Estate)	9,243,095
11,075,111	Semen Indonesia Persero Tbk PT (Materials)	4,880,193

		129,091,064

Mexico – 4.3%
6,397,499	Arca Continental SAB de CV (Food, Beverage & Tobacco)	44,315,363
8,844,800	Banco del Bajio SA (Banks)(a)	20,800,064
8,732,750	Gentera SAB de CV (Diversified Financials)	7,098,264

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
11,937,599	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	$ 17,579,492
7,165,632	Prologis Property Mexico SA de CV REIT (Real Estate)	19,947,984
11,078,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,128,710

		149,869,877

Philippines – 0.9%
6,337,700	Del Monte Pacific Ltd. (Food, Beverage & Tobacco)	1,629,900
3,546,140	Jollibee Foods Corp. (Consumer Services)	12,947,919
68,588,600	Monde Nissin Corp. (Food, Beverage & Tobacco)*(a)	17,732,173

		32,309,992

Poland – 1.1%
473,944	Dino Polska SA (Food & Staples Retailing)*(a)	37,057,566

Russia – 0.0%
10,483,256	Detsky Mir PJSC (Retailing)(a)(c)	—
2,495,750	Renaissance Insurance Group JSC (Insurance)*(c)	—
4,327,745	Sberbank of Russia PJSC (Banks)*(c)	—
15,182	TCS Group Holding PLC GDR (Banks)*(c)	—
740,821	United Medical Group CY PLC GDR (Health Care Equipment & Services)(c)	—

		—

Saudi Arabia – 4.0%
1,457,418	Alinma Bank (Banks)	14,868,981
362,066	Leejam Sports Co. JSC (Consumer Services)	10,881,290
3,137,884	Saudi Arabian Oil Co. (Energy)(a)	33,535,876
2,770,581	Saudi National Bank (The) (Banks)	52,008,658
461,879	Saudi Tadawul Group Holding Co. (Diversified Financials)	27,444,646

		138,739,451

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.5%
7,586,393	Nanofilm Technologies International Ltd. (Materials)	$ 11,069,159
737,856	TDCX, Inc. ADR (Software & Services)*	5,799,548

		16,868,707

Slovenia – 0.4%
1,186,774	Nova Ljubljanska Banka dd GDR (Banks)	14,252,076

South Africa – 3.0%
1,444,337	Clicks Group Ltd. (Food & Staples Retailing)	24,316,482
2,147,687	JSE Ltd. (Diversified Financials)	14,126,663
2,096,879	Mr Price Group Ltd. (Retailing)	22,830,921
23,375,591	Old Mutual Ltd. (Insurance)	15,944,185
389,733	Santam Ltd. (Insurance)	5,738,377
10,068,876	Transaction Capital Ltd. (Diversified Financials)	23,106,314

		106,062,942

South Korea – 8.0%
326,823	Kia Corp. (Automobiles & Components)	20,461,540
5,562	LG Chem Ltd. (Materials)	2,590,528
363,763	LG Electronics, Inc. (Consumer Durables & Apparel)	26,533,734
126,284	NAVER Corp. (Media & Entertainment)	25,262,019
74,601	NCSoft Corp. (Media & Entertainment)	21,432,066
493,327	NHN KCP Corp. (Software & Services)*	5,086,625
179,250	Orion Corp. (Food, Beverage & Tobacco)	13,876,888
3,508,534	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	166,077,020

		281,320,420

Taiwan – 12.3%
241,000	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,902,555
3,442,754	Chailease Holding Co. Ltd. (Diversified Financials)	24,484,077
1,995,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	45,964,969
504,720	momo.com, Inc. (Retailing)	13,834,951

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Taiwan – (continued)
1,342,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)		$ 12,891,148
16,918,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		290,151,514
2,186,718	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)		14,373,878
15,879,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*		21,361,368

			430,964,460

Thailand – 2.2%
15,857,200	Airports of Thailand PCL (Transportation)*		30,553,508
4,777,700	Kasikornbank PCL (Banks)		19,151,981
15,134,323	Ngern Tid Lor PCL (Diversified Financials)		11,810,444
3,894,200	PTT Exploration & Production PCL (Energy)		17,508,515

			79,024,448

United Arab Emirates – 1.2%
10,409,380	Abu Dhabi Commercial Bank PJSC (Banks)		25,873,157
12,660,571	Fertiglobe PLC (Materials)		16,535,793

			42,408,950

United States – 0.6%
9,858,000	Samsonite International SA (Consumer Durables & Apparel)*(a)		20,678,226

TOTAL COMMON STOCKS (Cost $3,482,258,358)			$3,385,670,792

Shares	Description	Rate	Value

Preferred Stocks – 1.4%
Brazil – 1.4%
10,307,659	Banco Bradesco SA (Banks)	3.43%	$ 34,723,429
2,837,700	Gerdau SA (Materials)	13.71	13,414,921

TOTAL PREFERRED STOCKS (Cost $62,433,389)			$ 48,138,350

Shares	Description		Value

Exchange-Traded Fund – 0.7%
United States – 0.7%
775,479	iShares ESG Aware MSCI EM ETF		$ 24,815,328
(Cost $24,592,145)

Shares		Dividend Rate	Value

Investment Company – 0.6%(d)
21,855,592	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.062%	$ 21,855,592
(Cost $21,855,592)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,591,139,484)			$3,480,480,062

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.1%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,164,779	2.062%		$ 3,164,779
(Cost $3,164,779)

TOTAL INVESTMENTS – 99.3% (Cost $3,594,304,263)			$3,483,644,841

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			25,341,036

NET ASSETS – 100.0%			$3,508,985,877

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Financials	22.3%
Information Technology	20.8
Consumer Discretionary	14.8
Consumer Staples	12.3
Communication Services	9.3
Industrials	6.6
Materials	3.6
Health Care	3.2
Energy	2.2
Real Estate	1.8
Utilities	1.7
Exchange-Traded Fund	0.7
Investment Company	0.6
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Brazil – 5.6%
172,813	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)	$ 100,199
230,994	Banco Bradesco SA ADR (Banks)	766,900
151,363	Caixa Seguridade Participacoes SA (Insurance)	217,942
137,100	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)(a)	163,224
833	MercadoLibre, Inc. (Retailing)*	677,820
26,018	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	162,873
30,300	Sao Martinho SA (Food, Beverage & Tobacco)	205,139

		2,294,097

China – 28.9%
4,924	Alibaba Group Holding Ltd. ADR (Retailing)*	440,058
11,435	Alibaba Group Holding Ltd. (Retailing)*	128,569
25,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	281,878
4,392	Baidu, Inc. ADR (Media & Entertainment)*	599,815
202,000	China Feihe Ltd. (Food, Beverage & Tobacco)(a)	177,371
105,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	487,830
147,000	China Merchants Bank Co. Ltd., Class H (Banks)	794,285
7,900	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)*	598,997
12,600	Ecovacs Robotics Co. Ltd., Class A (Consumer Durables & Apparel)	173,102
56,200	ENN Energy Holdings Ltd. (Utilities)	916,768
50,900	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	213,549
29,700	Kuaishou Technology (Media & Entertainment)*(a)	298,617
9,032	Li Auto, Inc. ADR (Automobiles & Components)*	296,611
44,000	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	221,458
38,000	Meituan, Class B (Retailing)*(a)	852,467
18,600	NetEase, Inc. (Media & Entertainment)	347,946
99,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	584,765

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,947	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	$ 112,829
27,900	SF Holding Co. Ltd., Class A (Transportation)	206,242
35,900	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	151,985
8,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	149,715
27,700	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	509,407
20,800	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	281,395
56,300	Tencent Holdings Ltd. (Media & Entertainment)	2,175,928
30,228	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	366,188
163,100	Yunnan Aluminium Co. Ltd., Class A (Materials)	243,244
51,150	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	246,695

		11,857,714

Egypt – 0.6%
119,701	Commercial International Bank Egypt SAE (Banks)	240,080

Greece – 1.4%
26,382	JUMBO SA (Retailing)	409,047
56,201	National Bank of Greece SA (Banks)*	176,067

		585,114

Hong Kong – 5.1%
93,400	AIA Group Ltd. (Insurance)	938,357
15,467	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	709,788
442,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	256,247
19,500	Techtronic Industries Co. Ltd. (Capital Goods)	216,384

		2,120,776

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 14.4%
5,019	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	$ 269,951
62,871	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	313,827
32,917	Delhivery Ltd. (Transportation)*	263,714
13,773	FSN E-Commerce Ventures Ltd. (Retailing)*	244,405
10,087	Godrej Properties Ltd. (Real Estate)*	192,701
27,385	HDFC Bank Ltd. (Banks)	500,079
72,112	ICICI Bank Ltd. (Banks)*	750,019
22,444	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	346,480
5,492	Info Edge India Ltd. (Media & Entertainment)	301,763
45,650	Infosys Ltd. ADR (Software & Services)	889,719
24,524	SBI Life Insurance Co. Ltd. (Insurance)(a)	401,743
26,639	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	192,221
22,024	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	262,685
78,484	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	805,895
295,668	Zomato Ltd. (Retailing)*	175,742

		5,910,944

Indonesia – 2.6%
1,115,900	Bank BTPN Syariah Tbk PT (Banks)	211,727
1,744,600	Bank Central Asia Tbk PT (Banks)	867,520

		1,079,247

Mexico – 5.6%
93,099	Arca Continental SAB de CV (Food, Beverage & Tobacco)	644,895
128,900	Banco del Bajio SA (Banks)(a)	303,130
170,265	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	250,735
82,772	Prologis Property Mexico SA de CV REIT (Real Estate)	230,424
236,800	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	857,733

		2,286,917

Philippines – 0.7%
21,240	Jollibee Foods Corp. (Consumer Services)	77,553

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
876,800	Monde Nissin Corp. (Food, Beverage & Tobacco)*(a)	$ 226,679

		304,232

Russia – 0.0%
96,162	Detsky Mir PJSC (Retailing)(a)(b)	—
16,753	Renaissance Insurance Group JSC (Insurance)*(b)	—
139	TCS Group Holding PLC GDR (Banks)*(b)	—

		—

Saudi Arabia – 3.0%
21,152	Alinma Bank (Banks)	215,798
36,707	Saudi National Bank (The) (Banks)	689,055
5,331	Saudi Tadawul Group Holding Co. (Diversified Financials)	316,766

		1,221,619

South Africa – 3.9%
35,348	Clicks Group Ltd. (Food & Staples Retailing)	595,110
34,623	Mr Price Group Ltd. (Retailing)	376,977
270,078	Old Mutual Ltd. (Insurance)	184,217
8,814	Santam Ltd. (Insurance)	129,776
133,081	Transaction Capital Ltd. (Diversified Financials)	305,397

		1,591,477

South Korea – 9.1%
3,822	Kia Corp. (Automobiles & Components)	239,285
65	LG Chem Ltd. (Materials)	30,274
6,117	LG Electronics, Inc. (Consumer Durables & Apparel)	446,188
2,607	NAVER Corp. (Media & Entertainment)	521,508
825	NCSoft Corp. (Media & Entertainment)	237,014
2,088	Orion Corp. (Food, Beverage & Tobacco)	161,645
44,452	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,104,143

		3,740,057

Taiwan – 13.7%
66,580	Chailease Holding Co. Ltd. (Diversified Financials)	473,502
36,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	829,443

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Taiwan – (continued)
22,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)		$ 211,330
220,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		3,772,905
247,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*		332,279

			5,619,459

Thailand – 1.5%
188,700	Airports of Thailand PCL (Transportation)*		363,585
65,200	Kasikornbank PCL (Banks)		261,362

			624,947

United Arab Emirates – 1.5%
156,888	Abu Dhabi Commercial Bank PJSC (Banks)		389,955
174,000	Fertiglobe PLC (Materials)		227,259

			617,214

TOTAL COMMON STOCKS (Cost $48,323,358)			$40,093,894

Shares	Description	Rate	Value

Preferred Stock – 0.4%
Brazil – 0.4%
32,800	Gerdau SA (Materials)	13.71%	$ 155,059
(Cost $193,576)

TOTAL INVESTMENTS – 98.0% (Cost $48,516,934)			$40,248,953

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			831,065

NET ASSETS – 100.0%			$41,080,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Financials	26.8%
Information Technology	21.3
Consumer Discretionary	14.3
Consumer Staples	11.6
Communication Services	11.1
Industrials	6.2
Health Care	3.3
Utilities	2.3
Materials	2.0
Real Estate	1.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Denmark – 3.9%
197,230	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 22,972,139

Finland – 4.3%
496,973	Neste OYJ (Energy)	25,555,026

France – 9.7%
507,054	BNP Paribas SA (Banks)	23,956,951
989,168	Klepierre SA REIT (Real Estate)*	21,979,369
116,728	Vinci SA (Capital Goods)	11,189,406

		57,125,726

Germany – 2.7%
569,488	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	15,617,926

Japan – 17.6%
155,100	Hoya Corp. (Health Care Equipment & Services)	15,539,724
38,000	Keyence Corp. (Technology Hardware & Equipment)	15,061,003
174,200	Nidec Corp. (Capital Goods)	12,105,865
436,400	Nomura Research Institute Ltd. (Software & Services)	13,111,336
1,135,900	ORIX Corp. (Diversified Financials)	20,243,815
226,200	Shiseido Co. Ltd. (Household & Personal Products)	9,304,342
611,373	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,937,812

		103,303,897

Netherlands – 6.1%
280,511	Aalberts NV (Capital Goods)	12,021,574
149,065	Koninklijke DSM NV (Materials)	23,872,645

		35,894,219

Singapore – 3.1%
792,680	DBS Group Holdings Ltd. (Banks)	18,087,649

Shares	Description	Value

Common Stocks – (continued)
Spain – 12.7%
247,741	Amadeus IT Group SA (Software & Services)*	$ 14,445,840
4,078,450	Banco Bilbao Vizcaya Argentaria SA (Banks)	18,482,217
458,547	Cellnex Telecom SA (Telecommunication Services)*(a)	20,510,416
1,926,528	Iberdrola SA (Utilities)	20,572,396
53,894	Iberdrola SA (Utilities)*	575,506

		74,586,375

Sweden – 1.8%
889,139	Hexagon AB, Class B (Technology Hardware & Equipment)	10,469,205

Switzerland – 2.8%
38,312	Zurich Insurance Group AG (Insurance)	16,724,275

Taiwan – 2.7%
182,489	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	16,146,627

United Kingdom – 21.8%
129,860	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	17,081,961
245,085	Compass Group PLC (Consumer Services)	5,743,927
5,414,082	DS Smith PLC (Materials)	19,299,016
486,082	Experian PLC (Commercial & Professional Services)	17,018,851
614,872	Farfetch Ltd., Class A (Retailing)*	4,882,084
1,598,891	Informa PLC (Media & Entertainment)*	11,628,175
98,710	InterContinental Hotels Group PLC (Consumer Services)	5,851,050
259,764	Reckitt Benckiser Group PLC (Household & Personal Products)	21,070,711
3,843,211	Rentokil Initial PLC (Commercial & Professional Services)	25,376,601

		127,952,376

United States – 9.6%
165,319	Ferguson PLC (Capital Goods)	20,796,937
106,716	Nestle SA (Food, Beverage & Tobacco)	13,075,623

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
165,032	Schneider Electric SE (Capital Goods)		$ 22,824,587

			56,697,147

TOTAL COMMON STOCKS (Cost $611,332,242)			$581,132,587

Shares		Dividend Rate	Value

Investment Company – 2.7%(b)
15,666,475	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.062%	$ 15,666,475
(Cost $15,666,475)

TOTAL INVESTMENTS – 101.5% (Cost $626,998,717)			$596,799,062

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(8,718,132)

NET ASSETS – 100.0%			$588,080,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Industrials	20.3%
Financials	16.3
Information Technology	14.2
Health Care	12.3
Consumer Staples	7.3
Materials	7.2
Communication Services	5.4
Energy	4.3
Real Estate	3.7
Utilities	3.6
Consumer Discretionary	2.8
Investment Company	2.6

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 93.4%
Australia – 6.7%
141,916	Rio Tinto PLC (Materials)	$ 8,567,406
688,630	Transurban Group (Transportation)	7,038,963
315,012	Westpac Banking Corp. (Banks)	4,770,274

		20,376,643

Denmark – 2.4%
62,931	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	7,329,816

Finland – 2.5%
763,381	Nordea Bank Abp (Banks)	7,526,917

France – 12.4%
137,607	BNP Paribas SA (Banks)	6,501,564
70,766	Gecina SA REIT (Real Estate)	7,255,684
212,291	Klepierre SA REIT (Real Estate)*	4,717,118
104,808	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	10,415,145
92,620	Vinci SA (Capital Goods)	8,878,442

		37,767,953

Germany – 2.2%
201,573	Vonovia SE (Real Estate)	6,716,378

Italy – 3.4%
889,122	Enel SpA (Utilities)	4,482,303
600,793	UniCredit SpA (Banks)	5,941,658

		10,423,961

Japan – 6.0%
350,200	ORIX Corp. (Diversified Financials)	6,241,204
205,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,026,479
18,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,195,484

		18,463,167

Netherlands – 4.6%
2,125,469	Koninklijke KPN NV (Telecommunication Services)	7,011,908

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
257,975	Shell PLC (Energy)	$ 6,881,829

		13,893,737

Singapore – 3.9%
260,000	DBS Group Holdings Ltd. (Banks)	5,932,771
848,200	Singapore Exchange Ltd. (Diversified Financials)	6,080,401

		12,013,172

Spain – 3.1%
883,363	Iberdrola SA (Utilities)	9,432,977

Switzerland – 6.7%
3,283	SGS SA (Commercial & Professional Services)	8,012,056
28,498	Zurich Insurance Group AG (Insurance)	12,440,186

		20,452,242

Taiwan – 3.2%
578,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,912,450

United Kingdom – 24.0%
84,910	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	11,169,176
1,935,577	BP PLC (Energy)	9,473,229
172,315	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	9,325,688
287,444	Compass Group PLC (Consumer Services)	6,736,673
2,440,223	DS Smith PLC (Materials)	8,698,409
1,528,786	HSBC Holdings PLC (Banks)	9,576,257
490,371	National Grid PLC (Utilities)	6,752,220
64,747	Reckitt Benckiser Group PLC (Household & Personal Products)	5,251,942
125,608	Unilever PLC (Household & Personal Products)	6,117,478

		73,101,072

United States – 12.3%
46,934	Ferguson PLC (Capital Goods)	5,904,242
80,323	Nestle SA (Food, Beverage & Tobacco)	9,841,760

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
30,186	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)		$ 10,021,889
34,210	Schneider Electric SE (Capital Goods)		4,731,380
94,501	Swiss Re AG (Insurance)		7,091,058

			37,590,329

TOTAL COMMON STOCKS (Cost $298,549,363)			$285,000,814

Shares		Dividend Rate	Value

Investment Company – 3.4%(a)
10,235,599	Goldman Sachs Financial Square Government Fund – Institutional Shares	2.062%	$ 10,235,599
(Cost $10,235,599)

TOTAL INVESTMENTS – 96.8% (Cost $308,784,962)			$295,236,413

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%			9,985,670

NET ASSETS – 100.0%			$305,222,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector	% of Market Value

Financials	24.4%
Health Care	15.2
Industrials	11.7
Consumer Staples	10.3
Utilities	7.0
Real Estate	6.3
Materials	5.9
Energy	5.5
Information Technology	5.5
Investment Company	3.5
Communication Services	2.4
Consumer Discretionary	2.3

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2022:

CHINA EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,880,811	$86,866,167	$—
Investment Company	267,870	—	—
Securities Lending Reinvestment Vehicle	964,990	—	—

Total	$4,113,671	$86,866,167	$—

EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$61,549,459	$71,242,901	$—
Asia	142,588,122	2,741,533,528	—	(b)
Europe	10,986,088	89,617,000	—
North America	149,869,877	20,678,226	—
South America	97,605,591	48,138,350	—
Investment Company	21,855,592	—	—
Exchange-Traded Fund	24,815,328	—	—
Securities Lending Reinvestment Vehicle	3,164,779	—	—

Total	$512,434,836	$2,971,210,005	$—

ESG EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$900,507	$931,050	$—
Asia	2,489,917	30,606,292	—	(b)
Europe	—	585,114	—
North America	2,286,917	—	—
South America	2,294,097	155,059	—

Total	$7,971,438	$32,277,515	$—

INTERNATIONAL EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$16,146,627	$121,391,546	$—
Europe	4,882,084	382,015,183	—
North America	—	56,697,147	—
Investment Company	15,666,475	—	—

Total	$36,695,186	$560,103,876	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$40,388,789	$—
Europe	9,325,688	177,319,365	—
North America	—	37,590,329	—
Oceania	—	20,376,643	—
Investment Company	10,235,599	—	—

Total	$19,561,287	$275,675,126	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of July 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, October 31, 2021, they were classified as either Level 1 or Level 2.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.